Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue (Tables) [Line Items]
Schedule of Revenue Consists

The Group’s revenue consists of the following:

	For the Six Months Ended June 30,
	2026	2025
Management fees	$40,002	$59,613
Staking revenue	6,642	9,823
Lending book interest	2,432	4,927
Other revenue	2,362	5,587
Total Revenue	$51,438	$79,950

The Group’s management fees consist of the following:

	For the Six Months Ended June 30,
	2026	2025
CoinShares XBT Provider AB	$27,787	$44,762
CoinShares Physical	8,686	12,418
Block Index	2,057	1,198
CoinShares U.S.	1,341	1,235
Other	131	—
Total Management Fees	$40,002	$59,613

Staking revenue, Lending book interest, and other revenue

	For the Six Months Ended June 30,
	2026	2025
Staking revenue	$6,642	$9,823
Lending book interest	2,432	4,927
Other revenue:
Other digital asset income	—	—
Other operating income	1,510	3,363
Fee rebates	852	2,224
Total other revenue	$2,362	$5,587

Coinshares International Limited [Member]
Revenue (Tables) [Line Items]
Schedule of Revenue Consists

The Group’s revenue consists of the following:

	For the Years Ended December 31,
	2025	2024	2023
Management fees	$126,371	$111,691	$53,709
Staking revenue	21,901	29,449	24,692
Lending book interest	10,684	9,397	2,390
Other revenue	6,721	5,003	6,920
Total Revenue	$165,677	$155,540	$87,711

The Group’s management fees consist of the following:

	For the Years Ended December 31,
	2025	2024	2023
CoinShares XBT Provider AB	$92,647	$85,814	$48,389
CoinShares Physical	27,676	21,363	3,373
Block Index	3,281	2,215	1,787
CoinShares U.S.	2,763	2,137	—
Other	4	162	160
Total Management Fees	$126,371	$111,691	$53,709

Staking revenue, Lending book interest, and other revenue

	For the Years Ended December 31,
	2025	2024	2023
Staking revenue	$21,901	$29,449	$24,692
Lending book interest	10,684	9,397	2,390
Other revenue:
Other digital asset income	3	1,310	3,152
Other operating income	2,481	2,066	1,928
Fee rebates	4,237	1,627	1,840
Total other revenue	$6,721	$5,003	$6,920